Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities:
Net income (loss)	$ (37,157)	$ 126,230	$ 188,257
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	275,901	243,457	199,337
Amortization of deferred revenue	(67,053)	(86,276)	(109,208)
Amortization of deferred costs	13,945	25,951	51,173
Amortization of deferred financing costs	18,786	11,278	10,416
Amortization of debt discount	1,279	1,015	817
Write-off of unamortized deferred financing costs		5,965
Loss from construction contract rescission		38,084
Deferred income taxes	15,494	9,840	18,661
Share-based compensation expense	7,094	12,534	10,484
Gain on debt extinguishment	(36,233)
Changes in operating assets and liabilities:
Accounts receivable	73,428	62,977	(24,949)
Materials and supplies	2,564	(2,583)	(29,951)
Prepaid expenses and other assets	(29,276)	(10,840)	(56,493)
Accounts payable and accrued expenses	(24,843)	(18,712)	20,865
Deferred revenue	35,175	3,226	117,001
Net cash provided by operating activities	249,104	422,146	396,410
Cash flow from investing activities:
Capital expenditures	(52,625)	(181,458)	(1,136,205)
Net cash used in investing activities	(52,625)	(181,458)	(1,136,205)
Cash flow from financing activities:
Net proceeds (payments) from shares issued under share-based compensation plan	(89)	(536)	95
Proceeds from long-term debt	450,000	315,000	760,000
Payments on long-term debt	(110,832)	(581,083)	(41,833)
Payments for financing costs	(25,423)	(4,070)	(7,569)
Purchases of treasury shares		(21,760)	(7,227)
Net cash provided by (used in) financing activities	313,656	(292,449)	703,466
Increase (decrease) in cash and cash equivalents	510,135	(51,761)	(36,329)
Cash. cash equivalents and restricted cash, beginning balance	116,033	167,794	204,123
Cash, cash equivalents and restricted cash, end of period	$ 626,168	$ 116,033	$ 167,794